Financial Risk Management Objectives and Policies - Schedule of Credit Risk Exposure by Risk Rating Grades for Trade Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 91,694	€ 64,604
Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ 2,763	€ (2,073)
Current (Not Past Due)
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Weighted-Average Loss Rate	0.00%	1.20%
Current (Not Past Due) | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 66,167	€ 49,017
Current (Not Past Due) | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables		€ (580)
1-30 Days Past Due
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Weighted-Average Loss Rate	0.00%	7.10%
1-30 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 15,839	€ 13,461
1-30 Days Past Due | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables		€ (951)
31-60 Days Past Due
Disclosure of provision matrix [line items]
Weighted-Average Loss Rate	0.00%	3.30%
31-60 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 5,848	€ 1,096
31-60 Days Past Due | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables		€ (36)
61-90 Days Past Due
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Weighted-Average Loss Rate	30.50%	16.60%
61-90 Days Past Due | Gross Carrying Amount
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Trade receivables	€ 750	€ 507
61-90 Days Past Due | Loss Allowance
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Trade receivables	€ 229	€ (84)
More Than 90 Days Past Due
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Weighted-Average Loss Rate	82.00%	80.70%
More Than 90 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 3,090	€ 523
More Than 90 Days Past Due | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ 2,534	€ (422)